Income Tax Expense	12 Months Ended
Dec. 31, 2023
Income Tax Expenses [Abstract]
INCOME TAX EXPENSE
28	INCOME TAX EXPENSE

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Current income tax expense	7,460,130	917,273	-	-
Deferred tax	(339,650)	-	-	-
Over provision in prior year	-	(7,508,254)	(619,698)	(135,031)
Income tax expenses	7,120,480	(6,590,981)	(619,698)	(135,031)

The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	December 31, 2021	December 31, 2022	December 31, 2023
	RM	RM	RM	USD

Profit before income tax	27,058,298	13,723,995	32,595,442	7,102,486

Tax calculated at tax rate of 24%	6,493,992	3,293,759	7,822,906	1,704,597
Effects of:
- Non-taxable income	-	(5,032,188)	(13,656,207)	(2,975,662)
- Unutilised tax losses forfeited	-	2,437,874	-	-
- Unabsorbed tax losses	-	-	5,346,477	1,164,987
- Expenses not deductible for tax purposes	626,488	217,828	486,824	106,078
	7,120,480	917,273	-	-
Over provision in prior year	-	(7,508,254)	(619,698)	(135,031)
	7,120,480	(6,590,981)	(619,698)	(135,031)